FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | U.S. Mutual Funds Held in Trust Account [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 16,978,160	$ 118,377,460